Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue from contracts with customers	$ 2,545	$ 61	$ 16
Cost of sales	(1,934)	(50)	27
Gross profit/(loss)	611	11	43
General and administrative expenses	(26,513)	(11,099)	(7,521)
Other gains	1,272	16	89
Other income	218
Depreciation of property, plant and equipment	(649)	(157)	(746)
Amortization of intangible assets	(279)	(360)	(384)
Operating loss	(25,340)	(11,589)	(8,519)
Restructuring and other non-recurring costs	(1,451)	(412)	(1,392)
Impairment losses	(616)	(2,531)	(29,686)
Finance income	456	3,568	1,396
Finance expense	(7,031)	(7,033)	(6,015)
Fair value loss on financial instruments	(14,753)
Loss before income tax	(48,735)	(17,997)	(44,216)
Income tax	(1,618)	691	(1,603)
Loss from continuing operations	(50,353)	(17,306)	(45,819)
(Loss)/profit from discontinued operations	621	1,648	(881)
Loss for the period	(49,732)	(15,658)	(46,700)
Losses attributable to:
Equity owners of VivoPower PLC	(49,732)	(15,658)	(46,700)
Other comprehensive loss
Currency translation differences recognized directly in other comprehensive loss	924	(2,034)	(1,194)
Total comprehensive loss for the period attributable to owners of the company	$ (48,808)	$ (17,692)	$ (47,894)
Losses per share attributable to owners of the company, net of related tax effects (dollars)
Continuing Operations - Basic	$ (2.59)	$ (2.60)	$ (14.88)
Continuing Operations - Diluted	(2.59)	(2.60)	(14.88)
Discontinued Operations - Basic	0.03	0.25	(0.29)
Discontinued Operations - Diluted	$ 0.03	$ 0.25	$ (0.29)